Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP003Member - USD ($)	12 Months Ended
	Dec. 31, 2025	Jan. 01, 2025
EBP, Statement of Change in Net Asset Available for Benefit [Abstract]
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	$ 143,129
EBP, Change in Net Asset Available for Benefit, Increase	75,413
EBP, Net Asset Available for Benefit	1,065,069
EBP, Form 5500 Caption, Unrealized Appreciation (Depreciation) of Assets	152,307
Interest Income, Operating	547
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	4,121
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	156,975
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Investment Income (Loss), before Investment Expense	1,207
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Investment Income (Loss), after Investment Expense	155,768
EBP, Participant Contribution, Receivable	39,720
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	23,054
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	62,774
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Net Asset Available for Benefit	1,065,069
EBP, Form 5500 Caption, Unrealized Appreciation (Depreciation) of Assets	152,307
Interest Income, Operating	547
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	4,121
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	156,975
EBP, Participant Contribution, Receivable	39,720
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	23,054
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	62,774
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	143,129
EBP, Change in Net Asset Available for Benefit, Increase	75,413
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Investment Income (Loss), before Investment Expense	1,207
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Investment Income (Loss), after Investment Expense	155,768
Beginning of Period
EBP, Statement of Change in Net Asset Available for Benefit [Abstract]
EBP, Net Asset Available for Benefit		$ 989,656
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Net Asset Available for Benefit		$ 989,656
End of Period
EBP, Statement of Change in Net Asset Available for Benefit [Abstract]
EBP, Net Asset Available for Benefit	1,065,069
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Net Asset Available for Benefit	$ 1,065,069